Restrictions on Cash and Due From Banks Cash Balances Exceeding Federally Insured Limits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noninterest Bearing Accounts [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	$ 639	$ 1,143
Federal Reserve Bank of Boston [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	41,363	19,368
FHLB of Boston [Member]
Cash and Cash Equivalents [Line Items]
Uninsured Cash Accounts	$ 282	$ 351